SCHEDULE OF ORIGINATION YEARS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		$ 14,053	$ 1,516
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		2,468	686
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		180	218
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		184	343
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		268	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		549	745
Total	$ 22,631	17,702	3,785
Pass [Member]
Financing Receivable, Past Due [Line Items]
Total	20,340	17,580
Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Total	1,407
Substandard [Member]
Financing Receivable, Past Due [Line Items]
Total	762	122
Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Total	$ 122
Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		552	14
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		867	84
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		78	79
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		135	128
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		143	217
Total		1,899	522
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		552	14
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		867	84
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		78	79
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		135	128
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		143	171
Total		1,899	476
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff			46
Total			46
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		9,599	199
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		194	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		43	40
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		38
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		394	292
Total		10,268	960
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		9,599	199
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		194	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		43
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		38
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		394	292
Total		10,268	920
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff			40
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total			40
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		2,972	812
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		774	113
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		11	87
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		11	199
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		137	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		12	236
Total		3,917	1,724
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		2,972	812
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		652	113
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		11	71
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		11	199
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		137	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		12	118
Total		3,795	1,590
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		122
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff			16
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff			118
Total		122	134
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		930	491
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		633	60
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		48	12
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff			16
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		7
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total		1,618	579
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		930	491
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		633	60
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		48	12
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff			11
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		7
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total		1,618	574
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff			5
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total			5
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Total